Acquisitions, Disposals and Reorganization (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of fair value of the embedded conversion option
Assumptions	December 31, 2018

Expected dividend yield (Note i)	0.00%
Risk-free interest rate (Note ii)	2.48%
Expected volatility (Note iii)	58.20%
Expected life (Note iv)	1.8 years
Fair value per ordinary share on grant date	RMB0.04

Schedule of discontinued operations to consolidated statements of financial position and discontinued operations
	Year ended December 31,
	2016	2017
	RMB	RMB
Results of discontinued operations:
Total net revenues	617,738	172,993
Total operating costs	(503,926)	(163,079)
Selling expenses	(86,019)	(190)
General and administrative expenses	(5,287)	(3,380)
Other income, net	1,141	40
Loss on disposal of discontinued operations	—	(904)
Income from discontinued operations before income taxes	23,647	5,480
Income taxes expense	(1,104)	—
Net income from discontinued operations, net of tax	22,543	5,480

	Year ended December 31,
	2016	2017
	RMB	RMB
Cash flow from discontinued operations:
Net cash generated from (used in) operating activities*	(1,616)	8,992
Net cash used in investing activities	(12)	—
Net cash generated from financing activities	—	—
Net cash increase (decrease) in cash and, cash equivalents, and restricted cash	(1,628)	8,992
Cash and cash equivalents and restricted cash at beginning of year	6,659	5,031
Cash and cash equivalents, and restricted cash at the disposal date	—	14,023
Cash and cash equivalents and restricted cash at end of year	5,031	—

*	Including adjustment for the loss on disposal of discontinued operations in the amount of RMB904 in 2017.

Schedule of effects of changes in the Group's ownership in subsidiaries
Year ended December 31, 2016
RMB
Net income attributable to the Company's shareholders	157,047
Decrease in Company's additional paid-in capital for acquisitions of additional equity interests from noncontrolling interests	(174,779)
Changes from net income attributable to Company's shareholders and transfers to noncontrolling interests	(17,732)